Loans Receivable And Allowance For Credit Losses (Impaired Loans By Class) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Impaired [Line Items]
Recorded Investment, No Related Allowance	$ 26,978	$ 54,821
Recorded Investment, Allowance Recorded	43,472	17,201
Recorded Investment	70,450	72,022
Unpaid Principal Balance, No Related Allowance	26,889	54,939
Unpaid Principal Balance, Allowance Recorded	43,628	17,109
Unpaid Principal Balance	70,517	72,048
Related ACL	375	3,755
Average Recorded Investment, No Related Allowance	54,469	50,078
Average Recorded Investment, Allowance Recorded	17,256	17,075
Fiscal Year-to-Date Average Recorded Investment	71,725	67,153
Interest Income Recognized, No Related Allowance	308	1,575
Interest Income Recognized, Allowance Recorded	1,385	261
Fiscal Year-to-Date Interest Income Recognized	1,693	1,836
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, No Related Allowance	10,729	47,710
Recorded Investment, Allowance Recorded	41,125	3,297
Recorded Investment	51,854	51,007
Unpaid Principal Balance, No Related Allowance	10,765	47,845
Unpaid Principal Balance, Allowance Recorded	41,293	3,299
Unpaid Principal Balance	52,058	51,144
Related ACL	268	335
Average Recorded Investment, No Related Allowance	41,396	41,401
Average Recorded Investment, Allowance Recorded	10,886	2,419
Fiscal Year-to-Date Average Recorded Investment	52,282	43,820
Interest Income Recognized, No Related Allowance	176	1,467
Interest Income Recognized, Allowance Recorded	1,330	102
Fiscal Year-to-Date Interest Income Recognized	1,506	1,569
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, No Related Allowance	15,340	6,075
Recorded Investment, Allowance Recorded	2,028	13,640
Recorded Investment	17,368	19,715
Unpaid Principal Balance, No Related Allowance	15,216	6,056
Unpaid Principal Balance, Allowance Recorded	2,016	13,546
Unpaid Principal Balance	17,232	19,602
Related ACL	54	3,280
Average Recorded Investment, No Related Allowance	12,296	7,381
Average Recorded Investment, Allowance Recorded	6,138	14,576
Fiscal Year-to-Date Average Recorded Investment	18,434	21,957
Interest Income Recognized, No Related Allowance	126	58
Interest Income Recognized, Allowance Recorded	51	156
Fiscal Year-to-Date Interest Income Recognized	177	214
Multi-Family And Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, No Related Allowance		563
Recorded Investment, Allowance Recorded
Recorded Investment		563
Unpaid Principal Balance, No Related Allowance		565
Unpaid Principal Balance, Allowance Recorded
Unpaid Principal Balance		565
Related ACL
Average Recorded Investment, No Related Allowance	223	578
Average Recorded Investment, Allowance Recorded
Fiscal Year-to-Date Average Recorded Investment	223	578
Interest Income Recognized, No Related Allowance		36
Interest Income Recognized, Allowance Recorded
Fiscal Year-to-Date Interest Income Recognized		36
Consumer - Home Equity [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, No Related Allowance	882	468
Recorded Investment, Allowance Recorded	307	264
Recorded Investment	1,189	732
Unpaid Principal Balance, No Related Allowance	881	468
Unpaid Principal Balance, Allowance Recorded	307	264
Unpaid Principal Balance	1,188	732
Related ACL	52	140
Average Recorded Investment, No Related Allowance	543	672
Average Recorded Investment, Allowance Recorded	226	80
Fiscal Year-to-Date Average Recorded Investment	769	752
Interest Income Recognized, No Related Allowance	6	14
Interest Income Recognized, Allowance Recorded	4	3
Fiscal Year-to-Date Interest Income Recognized	10	17
Consumer - Other [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, No Related Allowance	27	5
Recorded Investment, Allowance Recorded	12
Recorded Investment	39	5
Unpaid Principal Balance, No Related Allowance	27	5
Unpaid Principal Balance, Allowance Recorded	12
Unpaid Principal Balance	39	5
Related ACL	1
Average Recorded Investment, No Related Allowance	11	46
Average Recorded Investment, Allowance Recorded	6
Fiscal Year-to-Date Average Recorded Investment	17	46
Interest Income Recognized, No Related Allowance
Interest Income Recognized, Allowance Recorded
Fiscal Year-to-Date Interest Income Recognized